This is filed pursuant to Rule 497(e).

AllianceBernstein Municipal Income Fund, Inc.
File Nos. 33-07812 and 811-04791.

AllianceBernstein Municipal Income Fund II
File Nos. 33-60560 and 811-07618.

Sanford C. Bernstein Fund, Inc.
File Nos. 33-21844 and 811-05555.

AllianceBernstein Bond Fund, Inc.
File Nos. 2-48227 and 811-02383.

AllianceBernstein High Yield Fund, Inc.
File Nos. 333-18505 and 811-09160.

AllianceBernstein Global Strategic Income Trust, Inc.
File Nos. 33-63797 and 811-07391.

AllianceBernstein Americas Government Income Trust, Inc.
File Nos. 33-45328 and 811-06554.

AllianceBernstein Emerging Market Debt Fund, Inc.
File Nos. 33-72460 and 811-08188.

AllianceBernstein Multi-Market Strategy Trust, Inc.
File Nos. 33-39350 and 811-06251.

[LOGO] AllianceBernstein (SM)
       Investment Research and Management

      ALLIANCEBERNSTEIN MUNICIPAL                       THE ALLIANCEBERNSTEIN
          INCOME PORTFOLIOS                                  BOND FUNDS
          -----------------                                  ----------
AllianceBernstein Municipal Portfolios         AllianceBernstein U.S. Government Portfolio
          National Portfolio                      AllianceBernstein Quality Bond Portfolio
      Insured National Portfolio                AllianceBernstein Short Duration Portfolio
         California Portfolio                   AllianceBernstein Corporate Bond Portfolio
     Insured California Portfolio                        AllianceBernstein High Yield Fund
           Arizona Portfolio               AllianceBernstein Global Strategic Income Trust
           Florida Portfolio            AllianceBernstein Americas Government Income Trust
        Massachusetts Portfolio                AllianceBernstein Emerging Market Debt Fund
          Michigan Portfolio                 AllianceBernstein Multi-Market Strategy Trust
          Minnesota Portfolio
         New Jersey Portfolio
          New York Portfolio
            Ohio Portfolio
        Pennsylvania Portfolio
          Virginia Portfolio

AllianceBernstein Intermediate Municipal Portfolios
    Intermediate Diversified Municipal Portfolio
    Intermediate California Municipal Portfolio
    Intermediate New York Municipal Portfolio

================================================================================

Supplement dated August 6, 2004 to the prospectuses dated February 2, 2004 of AllianceBernstein Municipal Income Portfolios and of The AllianceBernstein Bond Funds offering shares of the above-referenced funds and portfolios.

The following disclosure replaces the third sentence under "SALES CHARGE REDUCTION PROGRAMS - Breakpoints Offered by AllianceBernstein Mutual Funds - Rights of Accumulation."

Shareholders may also aggregate the value of all their investments in all of their AllianceBernstein Mutual Funds, including the value of their investments in AllianceBernstein Institutional Funds and of certain CollegeBoundfund accounts for which the shareholder, his or her spouse, or child under the age of 21 is the participant, for purposes of Rights of Accumulation.

The following disclosure replaces the first sentence under "SALES CHARGE REDUCTION PROGRAMS - Breakpoints Offered by AllianceBernstein Mutual Funds - Combined Purchase Privileges."

Shareholders may include the value of their accounts and accounts held by their spouses and children under the age of 21, including AllianceBernstein Institutional Fund accounts and certain CollegeBoundfund accounts, for purposes of reaching Quantity Discounts or Rights of Accumulation.

The following disclosure replaces the seventh sentence under "DISTRIBUTION ARRANGEMENTS - General - Choosing a Class of Shares (other than Group Retirement Plans)."

Effective September 15, 2004, the maximum purchase of Class B shares is $100,000.

You should retain this Supplement with your prospectus for future reference.

----------
(SM): This service mark is used under license from the owner, AllianceBernstein Investment Research and Management, Inc.

00250.0157 #504265